Consolidated Statements of Changes in Shareholders' Equity - USD ($)		Common Stock [Member]	Subscription Receivable [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Mar. 31, 2022		$ 161	$ (161)	$ 3	$ 300,896	$ 300,899
Balance, shares at Mar. 31, 2022	[1]	16,100,000
Net income for the year					351,065	351,065
Balance at Mar. 31, 2023		$ 161	(161)	3	651,961	651,964
Balance, shares at Mar. 31, 2023	[1]	16,100,000
Net income for the year					1,056,583	1,056,583
Balance at Mar. 31, 2024		$ 161	(161)	3	1,708,544	1,708,547
Balance, shares at Mar. 31, 2024	[1]	16,100,000
Net income for the year					1,026,318	1,026,318
Issue of ordinary shares		$ 39	161	375,061		375,261
Issue of ordinary shares, shares	[1]	3,900,000
Balance at Mar. 31, 2025		$ 200		$ 375,064	$ 2,734,862	$ 3,110,126
Balance, shares at Mar. 31, 2025	[1]	20,000,000

[1]	The shares and per share information are presented on a retroactive basis to reflect the Reorganization (See Note 13).